Goodwill - Schedule of Tabular Form of Allocating Goodwill to Cash Generating Units (Details) - CAD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	$ 19,171	$ 19,635
Goodwill Including Preliminary Value	19,171	19,635
Oss [Member]
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	3,109	2,823
Utrecht [Member]
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	4,710	4,277
Bio strand [Member]
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	$ 11,352	$ 12,535